Receivables, Net (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	CAD 985	CAD 550
Allowance for Doubtful Accounts	(13)	(12)
Customer accounts receivable, net	972	538
Other	42	40
Receivables, Net	1,014	578
Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	715	406
Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	CAD 270	CAD 144